Income Taxes - Schedule Of Stock Distributions Declared Characterized For Tax (Parenthetical) (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 02, 2023
Income Taxes
Common shares, authorized shares	1,000	1,000	1,000	375,000,000
Common shares, issued shares	1,000	1,000	1,000	282,684,998
Common shares, outstanding shares	1,000	1,000	1,000	282,684,998